TAXES RECOVERABLE	3 Months Ended
Mar. 31, 2023
TAXES RECOVERABLE
5.	TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	March 31, 2023	December 31, 2022
VAT recoverable	$1,826	$1,385
GST recoverable	39	25
Income taxes recoverable	2,498	2,327
	$4,363	$3,737